Chase Growth Fund

Class N	CHASX
Institutional Class	CHAIX

(the “Fund”)

Supplement dated May 28, 2025 to the
Summary Prospectus dated January 28, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
Chase Growth Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Chase Growth Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Summary Prospectus.